Current and Future Changes in Accounting Policies	3 Months Ended
Jan. 31, 2026
Current and Future Changes in Accounting Policies [Abstract]
Current and Future Changes in Accounting Policies
NOTE 2: CURRENT AND FUTURE

CHANGES IN ACCOUNTING POLICIES
CURRENT CHANGES IN ACCOUNTING

POLICIES
There were no new accounting policies adopted

by the Bank for the three months ended

January 31, 2026.
FUTURE CHANGES IN ACCOUNTING

POLICIES
There were no new accounting standards

or amendments issued during the three

months ended January 31, 2026. Refer to Note

4 of the Bank’s 2025 Annual
Consolidated Financial Statements for a description

of future changes in accounting policies.